Borrowing facilities - Narrative (Details) £ in Millions	May 31, 2024 GBP (£)	Mar. 31, 2021 GBP (£) numberOfLoan	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		£ 5,525	£ 5,772
Borrowings		£ 31,220	30,794	£ 28,730
Number of loan facilities | numberOfLoan		2
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		£ 1,718	277
Additional undrawn borrowing facilities		1,861
Borrowings		2,206	757
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		0	0
Renegotiated undrawn borrowing facilities		150
Bilateral Committed Credit Facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		5,410	5,495
Bilateral Committed Credit Facilities | In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	£ 400
Credit Facilities From Syndicates Of Banks
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		115	277
Facilities Held As Backup To Commercial Paper And Similar Borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		5,410	5,495
Facilities Available As Backup To Specific US Borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		115	277
2019 Export Credit Agreements
Disclosure of detailed information about borrowings [line items]
Borrowings		550	550
Export Credit Agency
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		446	233
Borrowings		1,345	901
Facilities To Finance The Acquisition
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		8,250	0
Undrawn borrowing facilities		8,250
Facilities To Backup Acquired Debt
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		1,105	£ 0
Undrawn borrowing facilities		1,105
Facilities Cancelled As Waivers Obtained
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		£ 1,105